Schedule of foreign currency exchange rates (Details) - GBP (£) £ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
IfrsStatementLineItems [Line Items]
Loss before tax	£ (3,398)	£ (3,390)	£ (6,106)	£ (23,470)	£ (10,923)
Total equity	£ 7,491	£ 3,752	10,452	6,718	19,558	£ 16,924
Foreign currency sensitivity analysis [member] | US Dollar
IfrsStatementLineItems [Line Items]
Loss before tax				12	202
Total equity				12	202
Foreign currency sensitivity analysis [member] | Euro
IfrsStatementLineItems [Line Items]
Loss before tax			2	(293)	54
Total equity			2	(293)	31
Foreign currency sensitivity analysis [member] | Other
IfrsStatementLineItems [Line Items]
Loss before tax				(4)
Total equity				£ (4)	£ 1